Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Statutory tax rate	23.00%	23.00%	23.00%
Corporate statutory tax rate on 2018 and thereafter			7.50%
Tax expense on gains and losses on intra entity foreign currency transactions	$ 1,097	$ 632	$ 611
Deferred Tax Assets, Valuation Allowance	10,960	0
Unrecognized tax benefit	$ 2,482	$ 1,393	$ 1,718
Israel [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate	16.50%
Israel [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Statutory tax rate	34.00%